UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)

Langar Global HealthTech ETF Tailored Shareholder Report

Langar Global HealthTech ETF

Ticker: LGHT

EXCHANGE: NYSE Arca

annual shareholder report December 31, 2025

This annual shareholder report contains important information about the Langar Global HealthTech ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://etfpages.com/LGHT. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Langar Global HealthTech ETF	$84	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year January 1, 2025 to December 31, 2025, the Fund returned -1.51%. The Fund underperformed the S&P 500 Index and the S&P 500 Health Index, which returned 17.88% and 14.60%, respectively, for the same period.

What Factors Influenced Performance?

Event 1: Tailwind from Artificial Intelligence (AI) Adoption

Impact: The continued adoption of AI supported revenue growth across the HealthTech industry benefited several Fund holdings.

Response: This trend is consistent with the Adviser’s core investment thesis.

Event 2: U.S. Tariffs

Impact: The implementation of U.S. tariffs created near-term headwinds as affected companies evaluated operational and supply-chain workarounds.

Response: The Fund exited positions where tariff-related pressures were expected to persist into 2026.

• Outcome: The Fund experienced short-term volatility but reduced longer-term exposure to tariff risk.

Top contributors

• ResMed (RMD)

• Philips (PHG)

• IQVIA Holdings (IQV)

Lagging Performers

• Siemens Healthineers (SMMNY)

The Fund's underperformance relative to the S&P 500 Health Index was primarily driven by the differences in holdings and concentration effects. The S&P Health Index had less than 10% overlap with the Fund and was heavily influenced by Eli Lilly, which appreciated more than 40% in the second half of 2025.That outsized move materially lifted the index's performance. The Fund did not have comparable exposure to Eli Lilly.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector that the Fund invests in for the same period.

Langar Global HealthTech ETF ($9,987)
S&P 500 Total Return Index ($14,779)
S&P 500 Health Care Index ($11,414)
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
1/9/2024
12/31/2024
12/31/2025

Average Annual Total Returns

(as of December 31, 2025)

	1 Year	Since Inception
Langar Global HealthTech ETF	-1.51%	-0.07%
S&P 500 Index	17.88%	21.81%
S&P 500 Health Care Index	14.60%	6.91%

Visit https://etfpages.com/LGHT for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Langar Global HealthTech ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$3,994,673
Number of Holdings	30
Net Advisory Fee	$30,308
Portfolio Turnover	51.92%

What did the Fund invest in?

(as of December 31, 2025)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of net assets)
Intuitive Surgical Inc	14.4%
Siemens Healthineers AG	8.6%
ResMed Inc	6.4%
IQVIA Holdings Inc	5.2%
Veeva Systems Inc	5.0%
GE HealthCare Technologies Inc	4.6%
Dexcom Inc	4.6%
Insulet Corp	4.5%
Koninklijke Philips NV	4.4%
Sonova Holding AG	4.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/LGHT.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

Audit fees billed for the Langar Global HealthTech ETF (the “Fund”) for the last two fiscal years are reflected in the table below. For the fiscal years ended December 31, 2024, and December 31, 2025, these amounts represent aggregate fees billed for professional services rendered by the Fund’s independent accountant, Tait, Weller & Baker, LLP (“Accountant”), in connection with the audit of the Fund’s annual financial statements and for services that are normally provided by the Accountant in connection with the Fund’s statutory and regulatory filings for that fiscal year.

Fund	December 31, 2024	December 31, 2025
Langar Global HealthTech ETF	$10,000	$12,000

(b)	Audit-Related Fees

These amounts represent fees billed in the Fund’s last two fiscal years ended December 31, 2024, and December 31, 2025, for professional services rendered by the Accountant in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	December 31, 2024	December 31, 2025
Langar Global HealthTech ETF	$5,500	$1,833

(c)	Tax Fees

These amounts represent the aggregate fees billed in the Fund’s last two fiscal years ended December 31, 2024, and December 31, 2025, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	December 31, 2024	December 31, 2025
Langar Global HealthTech ETF	$3,000	$3,000

(d)	All Other Fees

There were no other fees billed in the Fund’s last two fiscal years ended December 31, 2024, and December 31, 2025, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Fund’s Board of Trustees pre-approved the engagement of the Accountant for the Fund’s initial fiscal year ended December 31, 2025, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Fund and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Fund’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the last two fiscal years ended December 31, 2024, and December 31, 2025, are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment advisor, or any other entity controlling, controlled by, or under common control with the Fund’s investment advisor during the Fund’s last two fiscal years ended December 31, 2024, and December 31, 2025.

Fund	December 31, 2024	December 31, 2025
Langar Global HealthTech ETF	$3,000	$3,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Fund is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements

As of December 31, 2025

Langar Global HealthTech ETF

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Langar Global HealthTech ETF (the “Fund” or the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Schedule of Investments

As of December 31, 2025

	Shares	Value
Common Stocks - 86.55%
Application Software - 8.16%
Alignment Healthcare Inc (a)	280	$5,530
Doximity Inc (a)	2,329	103,128
Phreesia Inc (a)	369	6,243
Schrodinger Inc/United States (a)	637	11,390
TruBridge Inc (a)	53	1,170
Veeva Systems Inc (a)	889	198,451
		325,912
Biotech - 6.19%
BioNTech SE (a)	1,343	127,854
Moderna Inc (a)	4,044	119,258
		247,112
Health Care Services - 6.68%
IQVIA Holdings Inc (a)	925	208,504
LifeStance Health Group Inc (a)	1,163	8,188
Privia Health Group Inc (a)	1,106	26,223
Progyny Inc (a)	530	13,610
Teladoc Health Inc (a)	1,507	10,549
		267,074
Health Care Supplies - 6.44%
ResMed Inc	1,068	257,249

Medical Devices - 14.03%
Align Technology Inc (a)	549	85,726
Cochlear Ltd	1,174	101,469
iRhythm Technologies Inc (a)	316	56,071
Sonova Holding AG	3,178	164,271
Zimmer Biomet Holdings Inc	1,703	153,134
		560,671
Medical Equipment - 43.92%
Dexcom Inc (a)	2,767	183,646
GE HealthCare Technologies Inc	2,258	185,201
Insulet Corp (a)	635	180,492
Intuitive Surgical Inc (a)	1,013	573,723
Koninklijke Philips NV	6,442	174,449
Masimo Corp (a)	421	54,755
Omnicell Inc (a)	663	30,034
PROCEPT BioRobotics Corp (a)	322	10,130
Siemens Healthineers AG	13,067	342,747
Tandem Diabetes Care Inc (a)	870	19,123
		1,754,300
Specialty & Generic Pharma - 1.13%
Alkermes PLC (a)	1,615	45,188
Investments, at Value (Cost $3,420,823) - 86.55%		3,457,506
Other Assets Less Liabilities - 13.45%		537,167
Net Assets - 100.00%		$3,994,673

(a)	Non-income producing security

Statement of Assets and Liabilities

As of December 31, 2025

Assets:
Investments, at value	$3,457,506
Cash	539,568
Interest receivable	358
Dividend receivable	408
Total assets	3,997,840
Liabilities:
Advisory fees payable	3,167
Total Net Assets	$3,994,673
Net Assets Consist of:
Paid in capital	$4,270,784
Accumulated deficit	(276,111)
Total Net Assets	$3,994,673
Capital Shares Outstanding, no par value
(unlimited authorized shares)	400,000
Net Asset Value, Per Share	$9.99
Investments, at cost	$3,420,823

Statement of Operations

For the fiscal year ended December 31, 2025

Investment Income:
Dividends (net of withholding tax of $2,442)	$17,087
Interest	$1,654
Total Investment Income	18,741
Expenses:
Advisory fees	30,308
Net Investment Loss	(11,567)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(259,475)
In-kind transactions	272,268
Total net realized gain	12,793
Net change in unrealized appreciation on investments	54,217
Net Realized and Unrealized Gain (Loss) on Investments	67,010
Net Increase in Net Assets Resulting from Operations	$55,443

Statements of Changes in Net Assets

For the fiscal years ended December 31

	2025	2024(a)
Operations:
Net investment loss	$(11,567)	$(10,014)
Net realized loss from investment transactions	(259,475)	(53,319)
Net realized gain from in-kind transactions	272,268	87,653
Net change in unrealized appreciation (depreciation) on investments	54,217	(17,534)
Net Increase in Net Assets Resulting from Operations	55,443	6,786

Capital Share Transactions:
Shares sold	3,323,559	2,547,552
Shares repurchased	(1,412,346)	(526,321)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,911,213	2,021,231
Net Increase in Net Assets	1,966,656	2,028,017
Net Assets:
Beginning of Year	2,028,017	—
End of Year	$3,994,673	$2,028,017
Share Information:
Shares sold	340,000	250,000
Shares repurchased	(140,000)	(50,000)
Net Increase in Capital Shares	200,000	200,000

(a)	The fund commenced operations on January 9, 2024.

Financial Highlights

For a share outstanding during each fiscal years ended December 31	2025	2024(d)
Net Asset Value, Beginning of Year	$10.14	$10.00

Income (Loss) from Investment Operations:
Net investment loss (a)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.12)	0.19
Total from Investment Operations	(0.15)	0.14
Net Asset Value, End of Year	$9.99	$10.14

Total Return	(1.51)%	1.40	%(c)

Net Assets, End of Year (in thousands)	$3,995	$2,028
Ratios of:
Gross Expenses to Average Net Assets	0.85%	0.85	%(b)
Net Expenses to Average Net Assets	0.85%	0.85	%(b)
Net Investment Income to Average Net Assets	(0.32)%	(0.54	)%(b)
Portfolio turnover rate	51.92%	35.17	%(c)

(a)	Calculated using the average shares method.
(b)	Annualized
(c)	Not annualized
(d)	The fund commenced operations on January 9, 2024.

Notes to Financial Statements

As of December 31, 2025

1.	Organization and Significant Accounting Policies

The Langar Global HealthTech ETF, an actively managed exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The ETF commenced operations on January 9, 2024.

The investment objective of the ETF is to seek long-term growth of capital. The ETF seeks to achieve its investment objective by investing a majority of its net assets in U.S. and foreign exchange-listed healthcare technology companies in the U.S and a number of developed countries around the world. Under normal circumstances, the ETF will invest at least 80% of the ETF’s net assets (plus borrowings for investment purposes) in U.S. and foreign exchange-listed equity securities of healthcare technology companies and American Depository Receipts (“ADRs”) on those securities. These securities may be of any market capitalization.

The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the ticker symbol LGHT, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than NAV (premium) or less than NAV (discount).

Creation Transaction Fees

A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Fund operates as a single operating segment. The Fund’s income, expenses, assets and performance are regularly monitored for the oversight functions of the Fund. This information is presented in the financial statements and the financial highlights.

Investment Valuation

The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are or are believed in good faith by the fair value designee to be deemed unreliable, including restricted securities, fair value determinations are made in accordance with the policies and procedures approved by the Board of Trustees (“Trustees”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of the ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Notes to Financial Statements

As of December 31, 2025

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the ETF’s net asset value is not calculated and on which the ETF’s does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the ETF has the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the ETF’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2025 for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Common Stocks	$3,457,506	$3,457,506	$—	$—
Total Assets	$3,457,506	$3,457,506	$—	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a)	The ETF held no Level 3 securities during the period ended December 31, 2025.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Notes to Financial Statements

As of December 31, 2025

Distributions

Dividends from net investment income, if any, are declared and paid on an annual basis for the ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the ETF as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the ETF.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

HealthTech Companies Risk:  HealthTech Companies may have limited product lines, markets, financial resources or personnel. Securities of HealthTech Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. HealthTech Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. HealthTech Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. The ETF invests primarily in the equity securities of HealthTech Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, changes in business cycles, technological progress and rapid obsolescence, and government regulation.

Concentration Risk:  Because the ETF invests more heavily in a particular industry, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the ETF’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Additionally, some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.

Small-Cap and Mid-Cap Securities Risk. The ETF may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the ETF’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the ETF to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Notes to Financial Statements

As of December 31, 2025

Foreign Securities. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments (including investments in ADRs) may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the ETF may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The ETF’s performance per share will change daily in response to such factors.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor. As a result, investors do not have a long-term track record of managing the ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the ETF.

Limited History of Operations Risk. The ETF has a limited history of operations. Accordingly, investors in the ETF bear the risk that the ETF may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk. The ETF is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the ETF’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the ETF’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

ETF Structure Risks. The ETF is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

○	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

▪	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

Notes to Financial Statements

As of December 31, 2025

▪	The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

▪	When all or a portion of an exchange-traded fund’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

▪	In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Fund pays Langar Investment Management, LLC (the “Advisor”) a monthly unitary management fee equal to 0.85% of the Fund’s average daily net assets. The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing service for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services, and Independent Trustees’ fees, but excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor). The Advisor, and not Fund shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets. For the fiscal year ended December 31, 2025, $30,308 in advisory fees were incurred, and no fees were waived by the Advisor.

Administrator and Fund Accountant

The Nottingham Company, Inc. (the “Administrator) serves as the administrator and fund accountant for the ETF. The Advisor pays the Administrator a fee for its services in accordance with the Fund Accounting and Administration Service Agreement with the ETF.

Compliance Services

The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. From its unitary fee, the Advisor pays The Nottingham Company a fee for its services pursuant to the Compliance Services Agreement with the ETF.

Notes to Financial Statements

As of December 31, 2025

Transfer Agent

Nottingham Shareholder Services (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF. Broadridge Solutions, Inc., also serves as the Sub-Transfer Agent.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.

Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$1,699,459	$1,863,354	$—	$—	$3,208,867	$1,363,592

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

For the year ended December 31, 2025, the following reclassifications were necessary:

Accumulated Surplus (Deficit)	$(260,701)
Paid in Capital	260,701

At December 31, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$3,571,192

Gross Unrealized Appreciation	130,344
Gross Unrealized Depreciation	(244,030)
Net Unrealized Depreciation	(113,686)

Short Term Capital Loss Carryforward	(80,436)
Long Term Capital Loss Carryforward	(81,989)
Accumulated Deficit	$(276,111)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is primarily attributable to the deferral of losses from wash sales.

Capital Loss Carryforwards

Accumulated capital losses noted above represent net capital loss carryovers as of December 31, 2025, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryforwards have no expiration date.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

Notes to Financial Statements

As of December 31, 2025

8.	New Accounting Pronouncement

The following disclosure is applicable to the ETF: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. ETF’s Management has determined that there is no impact to the ETF’s financial statements.

9.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Spinnaker ETF Series

and the Shareholders of Langar Global HealthTech ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Langar Global HealthTech ETF (the “Fund”), a series of Spinnaker ETF Series, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets and financial highlights for the year ended December 31, 2025 and for the period January 9, 2024 (commencement of operations) to December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2024.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 20, 2026

Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s fiscal year ended December 31, 2025.

During the fiscal year, the ETF paid no income or long-term capital distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2026, to determine the calendar year amounts to be included in their 2025 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the ETF.

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

There were no changes in, or disagreements with, the accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (Form N-CSR Item 9)

Not applicable.

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $6,274. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

In connection with the quarterly Board meeting held on December 11, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of the continuation of the investment management agreement between the Trust and Langar Investment Management, LLC (the “Advisor”), with respect to the Langar Global HealthTech ETF (the “ETF”) (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor. The Trustees also reviewed and considered information the Advisor provided in response to a request for information legal counsel submitted to the Advisor on behalf of the Independent Trustees in connection with the approval of the Investment Advisory Agreement.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services since inception; and its coordination of services for the ETF among the ETF’s service providers. The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance programs; and financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the ETF.

(ii)	Performance. The Trustees compared the performance of the ETF with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the ETF underperformed the peer group category average and benchmark for the year-to-date and since inception periods. The Trustees also considered the Advisor’s role in supervising the investment activity of ETF as the advisor. After reviewing the investment performance of the ETF and other factors, the Board concluded that the investment performance of the ETF and the Advisor were satisfactory.

(iii)	Comparative Fees and Expenses. The Trustees compared the management fee and expense ratio of the ETF to other comparable funds. The Board noted that the management fee was higher than the category and peer group averages. It was noted that the management fee appeared higher than the category and peer group averages due to the unitary nature of the management fee for the ETF. The Board noted that the expense ratio was lower than the category and peer group averages. Upon further consideration and discussion of the foregoing, the Board determined that the fees paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. It was noted that the Advisor had not realized a profit for the first twelve months of operations. The Board concluded that the Advisor’s level of profitability was not excessive.

(v)	Economies of Scale. The Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the ETF grows. The Trustees determined that the maximum management fee would remain the same regardless of the ETF’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

Langar Global HealthTech ETF

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at www.langarfunds.com or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date:	March 9, 2026	Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date:	March 9, 2026	Katherine M. Honey
President and Principal Executive Officer

/s/ Peter McCabe
Date:	March 9, 2026	Peter McCabe
Treasurer, Principal Accounting Officer, and Principal Financial Officer